Transactions with related parties (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of transactions between related parties [abstract]
Schedule of transactions and balances with related parties
(€ million)
	December 31, 2024			2024
Name	Receivables and other assets	Payables and other liabilities	Guarantees	Revenues	Costs	Other operating (expense) income
Joint ventures and associates
Agiba Petroleum Co	4	126			256
Cardón IV SA	1	77		4	(2)
Coral FLNG SA	12		1,411	15	(3)
Azule Group	59	399	3,343	76	2,290
Saipem Group	41	186	9	52	1,253
SeaCorridor Group	105	27		1	242
Vårgrønn Group	1		886
Ithaca Energy Plc	188	76			366	(138)
Karachaganak Petroleum Operating BV	31	292			1,198
Lotte Versalis Elastomers Co Ltd	6	14		3	51
Mellitah Oil & Gas BV	56	52		11	523
Mozambique Rovuma Venture SpA	26	2		31	53
Petrobel Belayim Petroleum Co	23	509			562
Società Oleodotti Meridionali SpA	12	491		16	11
Société Centrale Electrique du Congo SA	97			104
Vår Energi ASA	30	828	1,918	48	5,047	(57)
Other (*)	37	71	120	74	187
	729	3,150	7,687	435	12,034	(195)
Unconsolidated entities controlled by Eni
Eni BTC Ltd			195
Industria Siciliana Acido Fosforico - ISAF SpA (in liquidation)	161	3		10
Other	16	7	11	27	18
	177	10	206	37	18
	906	3,160	7,893	472	12,052	(195)
Entities controlled by the Government
Cassa Depositi e Prestiti Group	3	25			65
Enel Group	33	153		46	798	(28)
Italgas Group	1	186		5	612
Snam Group	196	436		219	1,342
Terna Group	104	116		386	350	10
GSE - Gestore Servizi Energetici	201	110		1,805	1,548	414
ITA Airways - Italia Trasporto Aereo SpA	13			238
Other (*)	23	66		71
	574	1,092		2,770	4,715	396
Other related parties	1	3		2	37
Groupement Sonatrach – Eni «GSE»	316	316		32	599
	1,797	4,571	7,893	3,276	17,403	201

(*) Each individual amount included herein was lower than €50 million.

(€ million)
	December 31, 2023			2023
Name	Receivables and other assets	Payables and other liabilities	Guarantees	Revenues	Costs	Other operating (expense) income
Joint ventures and associates
Agiba Petroleum Co	1	194			308
Cardón IV SA	24	142		4	1
Coral FLNG SA	4		1,327	6
Azule Group	113	475	3,156	86	2,146
Saipem Group	5	235	9	6	768
SeaCorridor Group	29	29		1	357
Vårgrønn Group			1,321
Karachaganak Petroleum Operating BV	17	250			1,183
Mellitah Oil & Gas BV	49	20		16	517
Petrobel Belayim Petroleum Co	58	885			870
Società Oleodotti Meridionali SpA	11	473		19	12
Société Centrale Electrique du Congo SA	74			79
Vår Energi ASA	51	764	2,013	58	4,487	(165)
Other (*)	62	73	19	83	203
	498	3,540	7,845	358	10,852	(165)
Unconsolidated entities controlled by Eni
Eni BTC Ltd			183
Industria Siciliana Acido Fosforico - ISAF SpA (in liquidation)	152	4	1	12
Other	13	10	12	13	30
	165	14	196	25	30
	663	3,554	8,041	383	10,882	(165)
Entities controlled by the Government
Cassa Depositi e Prestiti Group	5	33		2	69
Enel Group	95	168		93	497	(109)
Italgas Group	1	149		8	(20)
Snam Group	245	352		1,157	1,625
Terna Group	85	61		400	317	8
GSE - Gestore Servizi Energetici	230	219		2,104	1,875	283
ITA Airways - Italia Trasporto Aereo SpA	5			238
Other (*)	11	68		52	38
	677	1,050		4,054	4,401	182
Other related parties	1	2		1	36
Groupement Sonatrach – Eni «GSE»	222	212		40	569
	1,563	4,818	8,041	4,478	15,888	17

(*) Each individual amount included herein was lower than €50 million.

(€ million)
	December 31, 2022			2022
Name	Receivables and other assets	Payables and other liabilities	Guarantees	Revenues	Costs	Other operating (expense) income
Joint ventures and associates
Agiba Petroleum Co	17	71			224
Angola LNG Ltd					79
Coral FLNG SA	10		1,378	12
Azule Group	320	517	3,268	46	1,152
Saipem Group	3	195	9	9	452
Vårgrønn Group			1,259
Karachaganak Petroleum Operating BV	27	251			1,347
Mellitah Oil & Gas BV	58	144		9	234
Petrobel Belayim Petroleum Co	33	595			944
Société Centrale Electrique du Congo SA	47			74
Società Oleodotti Meridionali SpA	6	433		16	14
Vår Energi ASA	58	722	2,378	84	4,085	(597)
Other (*)	127	76	9	167	338
	706	3,004	8,301	417	8,869	(597)
Unconsolidated entities controlled by Eni
Eni BTC Ltd			190
Industria Siciliana Acido Fosforico - ISAF SpA (in liquidation)	139	4	1	15
Other	8	10	11	7	15
	147	14	202	22	15
	853	3,018	8,503	439	8,884	(597)
Entities controlled by the Government
Cassa Depositi e Prestiti Group	2	47		3	86
Enel Group	438	264		97	275	484
Italgas Group	218	8		84
Snam Group	763	25		1,767	873
Terna Group	119	159		612	701	(18)
GSE - Gestore Servizi Energetici	207	225		7,786	4,039	3,437
ITA Airways - Italia Trasporto Aereo SpA	3			179
Other	12	35		27	33
	1,762	763		10,555	6,007	3,903
Other related parties		2		1	39
Groupement Sonatrach – Eni «GSE»	179	114		33	417
	2,794	3,897	8,503	11,028	15,347	3,306

(*) Each individual amount included herein was lower than €50 million.

Schedule of financing transactions and balances with related parties
(€ million)
	December 31, 2024			2024
Name	Receivables	Payables	Guarantees	Finance incomes and derivative financial instruments	Finance Expenses	Gain on disposals
Joint ventures and associates
Coral FLNG SA	522			24
Coral South FLNG DMCC			1,539		(1)
Saipem Group		222		1
Mozambique Rovuma Venture SpA	1,769	58		132	11
Pengerang Biorefinery Sdn Bhd	60
Other	37	39	2	38	41
	2,388	319	1,541	195	51
Unconsolidated entities controlled by Eni
Other	40	36		2	2
	40	36		2	2
Entities controlled by the Government
Cassa Depositi e Prestiti Group		53
Other		7		1	4	(12)
		60		1	4	(12)
Other related parties		4
	2,428	419	1,541	198	57	(12)

(€ million)
	December 31, 2023			2023
Name	Receivables and cash and cash equivalents	Payables	Guarantees	Finance incomes and derivative financial instruments	Finance Expenses	Gain on disposals
Joint ventures and associates
Coral FLNG SA	453			15
Coral South FLNG DMCC			1,448
Saipem Group		56			8
Mozambique Rovuma Venture SpA	1,339	170		101
Other	49	13	1	39	14	1
	1,841	239	1,449	155	22	1
Unconsolidated entities controlled by Eni
Other	7	38		1	1
	7	38		1	1
Entities controlled by the Government
Cassa Depositi e Prestiti Group		56			2
Snam Group						443
Other	14	2			3	1
	14	58			5	444
	1,862	335	1,449	156	28	445

(€ million)
	December 31, 2022			2022
Name	Receivables and cash and cash equivalents	Payables	Guarantees	Finance incomes and derivative financial instruments	Finance Expenses	Gain on disposals
Joint ventures and associates
Coral FLNG SA	356				140
Coral South FLNG DMCC			1,499	1	1
Mozambique Rovuma Venture SpA	1,187	57		48	5
Saipem Group		100		16	3
Other (*)	96	28	2	91	10
	1,639	185	1,501	156	159
Unconsolidated entities controlled by Eni
Other	8	31		5	4
	8	31		5	4
Entities controlled by the Government
Enel Group		176
Italgas Group						30
Other	10	40		1	1
	10	216		1	1	30
	1,657	432	1,501	162	164	30

(*) Each individual amount included herein was lower than €50 million.

Schedule of impact of transactions and positions with related parties on balance sheet
(€ million)
	December 31, 2024			December 31, 2023
	Total	Related parties	Impact %	Total	Related parties	Impact %
Cash and cash equivalents	8,183			10,193	3	0.03
Other current financial assets	1,085	48	4.42	896	19	2.12
Trade and other receivables	16,901	1,601	9.47	16,551	1,363	8.24
Other current assets	3,662	54	1.47	5,637	32	0.57
Other non-current financial assets	3,215	2,380	74.03	2,301	1,840	79.97
Other non-current assets	4,011	142	3.54	3,393	168	4.95
Short-term debt	4,238	136	3.21	4,092	222	5.43
Current portion of long-term debt	4,582	21	0.46	2,921	21	0.72
Current portion of non-current lease liabilities	1,279	152	11.88	1,128	21	1.86
Trade and other payables	22,092	4,017	18.18	20,654	4,245	20.55
Other current liabilities	5,049	34	0.67	5,579	62	1.11
Long-term debt	21,570	79	0.37	21,716	65	0.30
Non-current lease liabilities	5,174	31	0.60	4,208	6	0.14
Other non-current liabilities	4,449	520	11.69	4,096	511	12.48

Schedule of impact of transactions with related parties on the profit and loss accounts
	2024			2023			2022
	Total	Related parties	Impact %	Total	Related parties	Impact %	Total	Related parties	Impact %
Sales from operations	88,797	2,997	3.38	93,717	4,322	4.61	132,512	10,872	8.20
Other income and revenues	2,417	279	11.54	1,099	156	14.19	1,175	156	13.28
Purchases, services and other	(71,114)	(17,404)	24.47	(73,836)	(15,885)	21.51	(102,529)	(15,327)	14.95
Net (impairments) reversals of trade and other receivables	(168)	(2)	1.19	(249)	5	..	47	(2)	..
Payroll and related costs	(3,262)	3	..	(3,136)	(8)	0.26	(3,015)	(18)	0.60
Other operating income (expense)	(352)	201	..	478	17	3.56	(1,736)	3,306	..
Finance income	7,715	198	2.57	7,417	155	2.09	8,450	160	1.89
Finance expense	(8,980)	(57)	0.63	(8,113)	(28)	0.35	(9,333)	(164)	1.76
Derivative financial instruments	278			(61)	1	..	13	2	15.38
Other income (expense) from investments	984	(12)	..	1,108	445	40.16	3,623	30	0.83

Schedule of main cash flows with related parties
(€ million)	2024	2023	2022
Revenues and other income	3,276	4,478	11,028
Costs and other expenses	(15,056)	(13,539)	(13,749)
Other operating income (loss)	201	17	3,306
Net change in trade and other receivables and payables	(61)	1,916	(431)
Net interests	132	117	69
Net cash provided from operating activities	(11,508)	(7,011)	223
Capital expenditure in tangible and intangible assets	(2,347)	(2,349)	(1,596)
Disposal of investments		440	165
Net change in accounts payable and receivable in relation to investments	(292)	504	1,480
Change in financial receivables	(501)	(290)	(81)
Net cash used in investing activities	(3,140)	(1,695)	(32)
Change in financial and lease liabilities	(20)	(162)	(88)
Net cash used in financing activities	(20)	(162)	(88)
Change in cash and cash equivalents	(3)	(7)	8
Total financial flows to related parties	(14,671)	(8,875)	111

Schedule of impact of cash flows with related parties
(€ million)
	2024			2023			2022
	Total	Related parties	Impact %	Total	Related parties	Impact %	Total	Related parties	Impact %
Net cash provided from operating activities	13,092	(11,508)	..	15,119	(7,011)	..	17,460	223	1.28
Net cash used in investing activities	(9,817)	(3,140)	31.99	(9,365)	(1,695)	18.10	(7,018)	(32)	0.46
Net cash used in financing activities	(5,380)	(20)	0.37	(5,668)	(162)	2.86	(8,542)	(88)	1.03